Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2017
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2017
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,199	¥984	¥34	¥—	¥2,217
Private equity investments(3)	—	—	13	—	13
Japanese government securities	2,319	—	—	—	2,319
Japanese agency and municipal securities	—	174	1	—	175
Foreign government, agency and municipal securities	2,704	1,134	3	—	3,841
Bank and corporate debt securities and loans for trading purposes	—	1,178	108	—	1,286
Commercial mortgage-backed securities (“CMBS”)	—	10	1	—	11
Residential mortgage-backed securities (“RMBS”)	—	3,787	0	—	3,787
Real estate-backed securities	—	—	41	—	41
Collateralized debt obligations (“CDOs”) and other(4)	—	64	27	—	91
Investment trust funds and other	256	56	0	—	312

Total trading assets and private equity investments	6,478	7,387	228	—	14,093

Derivative assets(5)
Equity contracts	6	986	40	—	1,032
Interest rate contracts	10	15,293	88	—	15,391
Credit contracts	1	485	11	—	497
Foreign exchange contracts	0	6,399	39	—	6,438
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(22,322)	(22,322)

Total derivative assets	18	23,163	178	(22,322)	1,037

Subtotal	¥6,496	¥30,550	¥406	¥(22,322)	¥15,130

Loans and receivables(6)	0	473	66	—	539
Collateralized agreements(7)	—	1,084	5	—	1,089
Other assets
Non-trading debt securities	212	563	—	—	775
Other(2)(3)	571	109	163	—	843

Total	¥7,279	¥32,779	¥640	¥(22,322)	¥18,376

Liabilities:
Trading liabilities
Equities	¥1,000	¥273	¥1	¥—	¥1,274
Japanese government securities	2,182	—	—	—	2,182
Japanese agency and municipal securities	—	4	—	—	4
Foreign government, agency and municipal securities	2,634	627	—	—	3,261
Bank and corporate debt securities	—	503	—	—	503
Residential mortgage-backed securities (“RMBS”)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other(4)	—	2	1	—	3
Investment trust funds and other	42	3	—	—	45

Total trading liabilities	5,858	1,412	2	—	7,272

Derivative liabilities(5)
Equity contracts	5	1,199	46	—	1,250
Interest rate contracts	5	15,084	110	—	15,199
Credit contracts	1	619	21	—	641
Foreign exchange contracts	0	6,080	16	—	6,096
Commodity contracts	4	0	—	—	4
Netting	—	—	—	(22,270)	(22,270)

Total derivative liabilities	15	22,982	193	(22,270)	920

Subtotal	¥5,873	¥24,394	¥195	¥(22,270)	¥8,192

Short-term borrowings(8)	—	331	70	—	401
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	537	3	—	540
Long-term borrowings(8)(10)(11)	109	2,036	410	—	2,555
Other liabilities(12)	351	105	1	—	457

Total	¥6,333	¥27,403	¥679	¥(22,270)	¥12,145

	Billions of yen
	September 30, 2017
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2017
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,333	¥1,040	¥45	¥—	¥2,418
Private equity investments(3)	—	—	5	—	5
Japanese government securities	2,942	—	—	—	2,942
Japanese agency and municipal securities	—	234	1	—	235
Foreign government, agency and municipal securities	3,381	1,155	6	—	4,542
Bank and corporate debt securities and loans for trading purposes	—	1,288	128	—	1,416
Commercial mortgage-backed securities (“CMBS”)	—	4	1	—	5
Residential mortgage-backed securities (“RMBS”)	—	3,204	1	—	3,205
Real estate-backed securities	—	—	37	—	37
Collateralized debt obligations (“CDOs”) and other(4)	—	68	18	—	86
Investment trust funds and other	274	58	1	—	333

Total trading assets and private equity investments	7,930	7,051	243	—	15,224

Derivative assets(5)
Equity contracts	3	1,066	42	—	1,111
Interest rate contracts	9	14,031	75	—	14,115
Credit contracts	1	613	12	—	626
Foreign exchange contracts	0	5,956	34	—	5,990
Commodity contracts	8	0	—	—	8
Netting	—	—	—	(20,763)	(20,763)

Total derivative assets	21	21,666	163	(20,763)	1,087

Subtotal	¥7,951	¥28,717	¥406	¥(20,763)	¥16,311

Loans and receivables(6)	0	522	40	—	562
Collateralized agreements(7)	—	1,106	5	—	1,111
Other assets
Non-trading debt securities	186	541	—	—	727
Other(2)(3)	673	18	178	—	869

Total	¥8,810	¥30,904	¥629	¥(20,763)	¥19,580

Liabilities:
Trading liabilities
Equities	¥1,155	¥217	¥1	¥—	¥1,373
Japanese government securities	1,971	—	—	—	1,971
Japanese agency and municipal securities	—	3	—	—	3
Foreign government, agency and municipal securities	3,222	598	—	—	3,820
Bank and corporate debt securities	—	456	0	—	456
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	0	1	—	1
Investment trust funds and other	51	19	—	—	70

Total trading liabilities	6,399	1,294	2	—	7,695

Derivative liabilities(5)
Equity contracts	9	1,191	43	—	1,243
Interest rate contracts	8	13,806	106	—	13,920
Credit contracts	1	599	19	—	619
Foreign exchange contracts	—	5,610	15	—	5,625
Commodity contracts	1	0	—	—	1
Netting	—	—	—	(20,560)	(20,560)

Total derivative liabilities	19	21,206	183	(20,560)	848

Subtotal	¥6,418	¥22,500	¥185	¥(20,560)	¥8,543

Short-term borrowings(8)	—	395	93	—	488
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	658	3	—	661
Long-term borrowings(8)(10)(11)	27	2,418	457	—	2,902
Other liabilities(12)	444	29	0	—	473

Total	¥6,889	¥26,000	¥738	¥(20,560)	¥13,067

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2017 and September 30, 2017, the fair values of these investments which are included in Trading assets and private equity investments were ¥62 billion and ¥62 billion, respectively. As of March 31, 2017 and September 30, 2017, the fair values of these investments which are included in Other assets—Others were ¥8 billion and ¥9 billion, respectively.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option has been elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(8)	Includes structured notes for which the fair value option has been elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2017
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥34	DCF	Liquidity discounts	45.0 – 65.0%	57.7%	Lower fair value	Not applicable

Private equity investments	13	Market multiples	EV/EBITDA ratios Liquidity discounts	7.4 x 30.0%	7.4 x 30.0%	Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Foreign government, agency and municipal securities	3	DCF	Credit spreads	0.0 – 1.3%	0.9%	Lower fair value	Not applicable

Bank and corporate debt securities and loans for trading purposes	108	DCF	Credit spreads Recovery rates	0.0 – 16.9% 0.0 – 97.0%	4.4% 38.0%	Lower fair value Higher fair value	No predictable interrelationship

Real estate-backed securities	41	DCF	Yields Loss severities	7.0 – 77.8% 0.0 – 35.2%	20.7% 15.8%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	27	DCF	Yields Prepayment rates Default probabilities Loss severities	5.0 –18.0% 20.0% 1.0 – 2.0% 44.0 – 100.0%	11.9% 20.0% 2.0% 90.3%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Derivatives, net:
Equity contracts	¥(6)	Option models	Dividend yield Volatilities Correlations	0.0 – 10.0% 3.0 – 70.0% (0.80) – 0.96	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(22)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 3.7% 12.4 – 15.7% 30.2 – 79.0bp (0.55) – 0.99	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(10)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 17.0% 20.0 – 90.0% 16.2 – 83.0% 0.35 – 0.93	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	23	DCF/ Option models	Interest rates Volatilities Correlations	0.1 – 3.0% 1.0 – 27.5% 0.35 – 0.80	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	66	DCF	Credit spreads	0.0 – 20.0%	2.1%	Lower fair value	Not applicable

Collateralized agreements	5	DCF	Repo rate	3.5%	3.5%	Lower fair value	Not applicable

Other assets
Other(6)	163	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.2 – 10.5% 1.0 – 2.5% 0.6 – 0.7% 0.0 – 30.0%	10.0% 2.4% 0.7% 2.7%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios EV/AUM Liquidity discounts	3.3 – 8.8 x 6.7 – 59.2 x 0.0 – 3.8 x 1.5 x 12.9 – 30.0%	7.0 x 15.1 x 1.1 x 1.5 x 27.3%	Higher fair value Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	70	DCF/ Option models	Volatilities Correlations	3.9 – 60.1% (0.80) – 0.96	— —	Higher fair value Higher fair value	No predictable interrelationship

Collateralized financing	3	DCF	Repo rate	2.2%	2.2%	Lower fair value	Not applicable

Long-term borrowings	410	DCF	Yields Prepayment rates Default probabilities Loss severities	9.2 – 13.0% 20.0% 2.0% 30.0%	11.3% 20.0% 2.0% 30.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

		DCF/ Option models	Volatilities Volatilities Correlations	3.9 – 60.1% 38.4 – 61.6bp (0.80) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

	September 30, 2017
Financial Instrument	Fair value in billions of yen	Valuation technique	Significant unobservable input	Range of valuation inputs(1)	Weighted Average(2)	Impact of increases in significant unobservable valuation inputs(3)(4)	Interrelationships between valuation inputs(5)
Assets:
Trading assets and private equity investments
Equities	¥45	DCF	Liquidity discounts	7.8 – 75.0%	18.6%	Lower fair value	Not applicable

Private equity investments	5	Market multiples	EV/EBITDA ratios Liquidity discounts	7.6 x 30.0%	7.6 x 30.0%	Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Foreign government, agency and municipal securities	6	DCF	Credit spreads	0.0 – 6.9%	0.8%	Lower fair value	Not applicable

Bank and corporate debt securities and loans for trading purposes	128	DCF	Credit spreads Recovery rates	0.0 – 124.4% 0.0 – 98.2%	8.2% 42.3%	Lower fair value Higher fair value	No predictable interrelationship

Commercial mortgage- backed securities (“CMBS”)	1	DCF	Yields Loss severities	6.7 – 14.0% 26.5%	7.0% 26.5%	Lower fair value Lower fair value	No predictable interrelationship

Real estate-backed securities	37	DCF	Yields Loss severities	4.0 – 20.0% 0.0 – 38.6%	12.7% 9.6%	Lower fair value Lower fair value	No predictable interrelationship

Collateralized debt obligations (“CDOs”) and other	18	DCF	Yields Prepayment rates Default probabilities Loss severities	6.0 – 24.0% 18.0 – 20.0% 1.0 – 2.0% 21.5 – 100.0%	12.8% 20.0% 2.0% 91.2%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

Derivatives, net:
Equity contracts	(1)	Option models	Dividend yield Volatilities Correlations	0.0 – 10.8% 5.9 – 66.9% (0.80) – 0.95	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Interest rate contracts	(31)	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 3.5% 11.7 – 15.4% 30.1 – 72.8bp (0.63) – 1.00	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Credit contracts	(7)	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 57.0% 0.0 – 90.0% 34.1 – 83.0% 0.26 – 0.92	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Foreign exchange contracts	19	DCF/ Option models	Interest rates Volatilities Volatilities Correlations	0.1 – 3.1% 1.0 – 27.6% 39.3 – 227.0bp (0.25) – 0.70	— — — —	Higher fair value Higher fair value Higher fair value Higher fair value	No predictable interrelationship

Loans and receivables	40	DCF	Credit spreads	0.0 – 110.1%	6.3%	Lower fair value	Not applicable

Collateralized agreements	5	DCF	Repo rate	3.5%	3.5%	Lower fair value	Not applicable

Other assets
Other(6)	178	DCF	WACC Growth rates Credit spreads Liquidity discounts	11.0% 2.5% 0.6 – 0.7% 0.0%	11.0% 2.5% 0.7% 0.0%	Lower fair value Higher fair value Lower fair value Lower fair value	No predictable interrelationship

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios EV/AUM Liquidity discounts	3.6 – 7.9x 5.2 – 126.4x 0.0 – 3.8x 1.8x 11.8 – 30.0%	7.5x 16.8x 1.2x 1.8x 29.7%	Higher fair value Higher fair value Higher fair value Higher fair value Lower fair value	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.

Liabilities:
Short-term borrowings	¥93	DCF/ Option models	Volatilities Correlations	5.9 – 66.9% (0.80) – 0.95	— —	Higher fair value Higher fair value	No predictable interrelationship

Collateralized financing	3	DCF	Repo rate	2.2%	2.2%	Lower fair value	Not applicable

Long-term borrowings	457	DCF	Yields Prepayment rates Default probabilities Loss severities	10.0 – 11.0% 20.0% 2.0% 30.0%	10.8% 20.0% 2.0% 30.0%	Lower fair value Lower fair value Lower fair value Lower fair value	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates

		DCF/ Option models	Volatilities Volatilities Correlations	5.9 – 66.9% 36.1 –75.8bp (0.80) – 0.99	— — —	Higher fair value Higher fair value Higher fair value	No predictable interrelations

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
(4)	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
(5)	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
(6)	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

	Billions of yen
	Six months ended September 30, 2016
	Beginning balance as of six months ended September 30, 2016	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2016
Assets:
Trading assets and private equity investments
Equities	¥34	¥(1)	¥—	¥8	¥(7)	¥—	¥(2)	¥4	¥(6)	¥30
Private equity investments	20	1	—	—	(1)	—	(4)	—	0	16
Japanese agency and municipal securities	—	0	—	1	0	—	—	0	—	1
Foreign government, agency and municipal securities	4	0	—	3	(6)	—	0	5	(1)	5
Bank and corporate debt securities and loans for trading purposes	107	0	—	21	(49)	—	(11)	44	(17)	95
Commercial mortgage-backed securities (“CMBS”)	17	(1)	—	—	(14)	—	0	0	—	2
Residential mortgage-backed securities (“RMBS”)	9	0	—	2	(8)	—	(1)	1	(1)	2
Real estate-backed securities	38	(1)	—	18	(13)	—	(4)	—	—	38
Collateralized debt obligations (“CDOs”) and other	10	(7)	—	23	(13)	—	(2)	11	(4)	18
Investment trust funds and other	2	1	—	0	(3)	—	0	0	0	0

Total trading assets and private equity investments	241	(8)	—	76	(114)	—	(24)	65	(29)	207

Derivatives, net(4)
Equity contracts	6	(7)	—	—	—	(2)	2	13	(10)	2
Interest rate contracts	17	16	—	—	—	(16)	(2)	(14)	(10)	(9)
Credit contracts	0	1	—	—	—	(2)	(1)	(1)	0	(3)
Foreign exchange contracts	(9)	0	—	—	—	10	(1)	1	7	8
Commodity contracts	—	0	—	—	—	0	0	—	—	0

Total derivatives, net	14	10	—	—	—	(10)	(2)	(1)	(13)	(2)

Subtotal	¥255	¥2	¥—	¥76	¥(114)	¥(10)	¥(26)	¥64	¥(42)	¥205

Loans and receivables	26	0	—	32	(12)	—	(3)	10	(5)	48
Other assets
Non-trading debt securities	0	0	—	—	0	—	0	—	—	—
Other	57	(1)	0	106	(1)	—	(3)	5	(9)	154

Total	¥338	¥1	¥0	¥214	¥(127)	¥(10)	¥(32)	¥79	¥(56)	¥407

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥3	¥(1)	¥—	¥0	¥1	¥(2)	¥1
Bank and corporate debt securities	3	0	—	0	0	—	0	(1)	(2)	0
Collateralized debt obligations (“CDOs”) and other	—	0	—	3	(2)	—	0	—	0	1
Investment trust funds and other	0	0	—	0	0	—	0	—	0	0

Total trading liabilities	¥3	¥0	¥—	¥6	¥(3)	¥—	¥0	¥0	¥(4)	¥2

Short-term borrowings	21	(1)	0	14	(24)	—	(2)	4	0	14
Payables and deposits	0	0	—	0	0	—	—	—	0	0
Long-term borrowings	331	25	(6)	88	(51)	—	(2)	73	(68)	352
Other liabilities	2	0	—	0	0	(2)	0	—	0	0

Total	¥357	¥24	¥(6)	¥108	¥(78)	¥(2)	¥(4)	¥77	¥(72)	¥368

	Billions of yen
	Six months ended September 30, 2017
	Beginning balance as of six months ended September 30, 2017	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2017
Assets:
Trading assets and private equity investments
Equities	¥34	¥1	¥—	¥17	¥(6)	¥—	¥0	¥1	¥(2)	¥45
Private equity investments	13	1	—	0	(9)	—	1	0	(1)	5
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	3	1	—	32	(33)	—	0	4	(1)	6
Bank and corporate debt securities and loans for trading purposes	108	5	—	50	(41)	—	1	9	(4)	128
Commercial mortgage-backed securities (“CMBS”)	1	0	—	4	(2)	—	0	—	(2)	1
Residential mortgage-backed securities (“RMBS”)	0	0	—	1	(1)	—	1	—	—	1
Real estate-backed securities	41	0	—	22	(26)	—	0	—	—	37
Collateralized debt obligations (“CDOs”) and other	27	(6)	—	25	(28)	—	0	4	(4)	18
Investment trust funds and other	0	0	—	1	0	—	0	0	0	1

Total trading assets and private equity investments	228	2	—	152	(146)	—	3	18	(14)	243

Derivatives, net(4)
Equity contracts	(6)	(1)	—	—	—	(3)	(1)	5	5	(1)
Interest rate contracts	(22)	8	—	—	—	10	0	1	(28)	(31)
Credit contracts	(10)	3	—	—	—	1	1	(2)	0	(7)
Foreign exchange contracts	23	(2)	—	—	—	(3)	0	0	1	19

Total derivatives, net	(15)	8	—	—	—	5	0	4	(22)	(20)

Subtotal	¥213	¥10	¥—	¥152	¥(146)	¥5	¥3	¥22	¥(36)	¥223

Loans and receivables	66	1	—	8	(35)	—	0	0	—	40
Collateralized agreements	5	0	—	—	—	—	0	—	—	5
Other assets
Other	163	14	0	0	(1)	—	1	1	0	178

Total	¥447	¥25	¥0	¥160	¥(182)	¥5	¥4	¥23	¥(36)	¥446

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥0	¥0	¥—	¥0	¥1	¥(1)	¥1
Bank and corporate debt securities	0	0	—	—	0	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	1	0	—	2	(2)	—	0	—	—	1
Investment trust funds and other	0	0	—	0	—	—	—	—	0	—

Total trading liabilities	¥2	¥0	¥—	¥2	¥(2)	¥—	¥0	¥1	¥(1)	¥2

Short-term borrowings	70	(1)	0	69	(38)	—	1	1	(11)	93
Payables and deposits	0	0	—	0	0	—	0	—	—	0
Collateralized financing	3	—	—	—	—	—	0	—	—	3
Long-term borrowings	410	(17)	(1)	129	(55)	—	0	27	(72)	457
Other liabilities	1	1	—	0	0	—	0	0	0	0

Total	¥486	¥(17)	¥(1)	¥200	¥(95)	¥—	¥1	¥29	¥(84)	¥555

	Billions of yen
	Three months ended September 30, 2016
	Beginning balance as of three months ended September 30, 2016	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2016
Assets:
Trading assets and private equity investments
Equities	¥37	¥(1)	¥—	¥1	¥(3)	¥—	¥0	¥0	¥(4)	¥30
Private equity investments	16	0	—	—	1	—	(1)	—	—	16
Japanese agency and municipal securities	0	0	—	1	0	—	—	0	—	1
Foreign government, agency and municipal securities	5	0	—	2	(3)	—	0	2	(1)	5
Bank and corporate debt securities and loans for trading purposes	107	0	—	13	(27)	—	(1)	12	(9)	95
Commercial mortgage-backed securities (“CMBS”)	13	0	—	—	(11)	—	0	0	—	2
Residential mortgage-backed securities (“RMBS”)	2	1	—	0	(1)	—	0	—	—	2
Real estate-backed securities	43	0	—	6	(10)	—	(1)	—	—	38
Collateralized debt obligations (“CDOs”) and other	13	(5)	—	12	(9)	—	0	10	(3)	18
Investment trust funds and other	0	0	—	0	0	—	0	—	0	0

Total trading assets and private equity investments	236	(5)	—	35	(63)	—	(3)	24	(17)	207

Derivatives, net(4)
Equity contracts	0	(8)	—	—	—	(1)	0	13	(2)	2
Interest rate contracts	(8)	(2)	—	—	—	8	0	0	(7)	(9)
Credit contracts	(2)	3	—	—	—	(3)	0	(1)	0	(3)
Foreign exchange contracts	3	(1)	—	—	—	2	0	0	4	8
Commodity contracts	—	0	—	—	—	0	0	—	—	0

Total derivatives, net	(7)	(8)	—	—	—	6	0	12	(5)	(2)

Subtotal	¥229	¥(13)	¥—	¥35	¥(63)	¥6	¥(3)	¥36	¥(22)	¥205

Loans and receivables	42	1	—	15	(4)	—	(1)	—	(5)	48
Other assets
Non-trading debt securities	0	—	0	—	0	—	0	—	—	—
Other	157	(1)	0	0	0	—	(2)	—	—	154

Total	¥428	¥(13)	¥0	¥50	¥(67)	¥6	¥(6)	¥36	¥(27)	¥407

Liabilities:
Trading liabilities
Equities	¥2	¥0	¥—	¥1	¥0	¥—	¥0	¥0	¥(2)	¥1
Bank and corporate debt securities	2	0	—	0	(1)	—	0	0	(1)	0
Collateralized debt obligations (“CDOs”) and other	1	1	—	3	(2)	—	0	—	0	1
Investment trust funds and other	0	0	—	—	0	—	0	—	0	0

Total trading liabilities	¥5	¥1	¥—	¥4	¥(3)	¥—	¥0	¥0	¥(3)	¥2

Short-term borrowings	12	(1)	0	8	(6)	—	0	—	(1)	14
Payables and deposits	0	0	—	0	0	—	—	—	0	0
Long-term borrowings	368	(1)	(1)	41	(20)	—	0	16	(55)	352
Other liabilities	0	0	—	0	0	—	0	—	—	0

Total	¥385	¥(1)	¥(1)	¥53	¥(29)	¥—	¥0	¥16	¥(59)	¥368

	Billions of yen
	Three months ended September 30, 2017
	Beginning balance as of three months ended September 30, 2017	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2017
Assets:
Trading assets and private equity investments
Equities	¥34	¥1	¥—	¥16	¥(5)	¥—	¥0	¥1	¥(2)	¥45
Private equity investments	10	0	—	—	(5)	—	1	—	(1)	5
Japanese agency and municipal securities	1	0	—	—	0	—	—	—	—	1
Foreign government, agency and municipal securities	5	0	—	5	(5)	—	0	1	0	6
Bank and corporate debt securities and loans for trading purposes	116	3	—	35	(25)	—	1	0	(2)	128
Commercial mortgage-backed securities (“CMBS”)	5	0	—	—	(2)	—	0	—	(2)	1
Residential mortgage-backed securities (“RMBS”)	0	0	—	1	0	—	0	—	—	1
Real estate-backed securities	40	0	—	10	(13)	—	0	—	—	37
Collateralized debt obligations (“CDOs”) and other	20	(3)	—	9	(9)	—	0	2	(1)	18
Investment trust funds and other	0	0	—	1	0	—	0	0	0	1

Total trading assets and private equity investments	231	1	—	77	(64)	—	2	4	(8)	243

Derivatives, net(4)
Equity contracts	2	(1)	—	—	—	(3)	0	0	1	(1)
Interest rate contracts	(11)	6	—	—	—	(1)	0	1	(26)	(31)
Credit contracts	(6)	1	—	—	—	0	0	(2)	0	(7)
Foreign exchange contracts	20	3	—	—	—	(4)	0	—	0	19

Total derivatives, net	5	9	—	—	—	(8)	0	(1)	(25)	(20)

Subtotal	¥236	¥10	¥—	¥77	¥(64)	¥(8)	¥2	¥3	¥(33)	¥223

Loans and receivables	42	0	—	2	(4)	—	0	0	—	40
Collateralized agreements	5	0	—	—	—	—	0	—	—	5
Other assets
Other	166	11	0	0	0	—	1	0	—	178

Total	¥449	¥21	¥0	¥79	¥(68)	¥(8)	¥3	¥3	¥(33)	¥446

Liabilities:
Trading liabilities
Equities	¥1	¥(1)	¥—	¥0	¥0	¥—	¥0	¥0	¥(1)	¥1
Bank and corporate debt securities	0	0	—	—	—	—	0	—	0	0
Collateralized debt obligations (“CDOs”) and other	0	0	—	1	0	—	0	—	—	1
Investment trust funds and other	0	0	—	0	—	—	—	—	0	—

Total trading liabilities	¥1	¥(1)	¥—	¥1	¥0	¥—	¥0	¥0	¥(1)	¥2

Short-term borrowings	97	0	0	16	(14)	—	0	1	(7)	93
Payables and deposits	0	0	—	0	0	—	—	—	—	0
Collateralized financing	3	—	—	—	—	—	0	—	—	3
Long-term borrowings	445	(7)	0	69	(29)	—	0	14	(49)	457
Other liabilities	0	0	—	0	0	—	0	0	—	0

Total	¥546	¥(8)	¥0	¥86	¥(43)	¥—	¥0	¥15	¥(57)	¥555

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
(4)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2016	2017
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(1)	¥1
Private equity investments	1	1
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(1)	2
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	(2)	0
Collateralized debt obligations (“CDOs”) and other	(8)	(5)
Investment trust funds and other	0	0

Total trading assets and private equity investments	(11)	(1)

Derivatives, net(2)
Equity contracts	(16)	0
Interest rate contracts	10	(1)
Credit contracts	1	2
Foreign exchange contracts	4	(2)
Commodity contracts	0	—

Total derivatives, net	(1)	(1)

Subtotal	¥(12)	¥(2)

Loans and receivables	1	0
Collateralized agreements	—	0
Other assets
Other	0	13

Total	¥(11)	¥11

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	0	0
Investment trust funds and other	0	—

Total trading liabilities	¥0	¥0

Short-term borrowings	0	(1)
Payables and deposits	0	0
Long-term borrowings	22	(1)
Other liabilities	0	0

Total	¥22	¥(2)

	Billions of yen
	Three months ended September 30
	2016	2017
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(1)	¥1
Private equity investments	0	0
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	(2)	2
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	(2)	0
Collateralized debt obligations (“CDOs”) and other	(5)	(2)
Investment trust funds and other	0	0

Total trading assets and private equity investments	(10)	1

Derivatives, net(2)
Equity contracts	(13)	0
Interest rate contracts	0	5
Credit contracts	4	0
Foreign exchange contracts	0	3
Commodity contracts	0	—

Total derivatives, net	(9)	8

Subtotal	¥(19)	¥9

Loans and receivables	1	0
Collateralized agreements	—	0
Other assets
Other	0	9

Total	¥(18)	¥18

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	0	0
Collateralized debt obligations (“CDOs”) and other	0	0
Investment trust funds and other	0	—

Total trading liabilities	¥0	¥0

Short-term borrowings	(1)	0
Payables and deposits	0	0
Long-term borrowings	(2)	(1)
Other liabilities	0	0

Total	¥(3)	¥(1)

(1)	Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2017
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice period(3)
Hedge funds	¥37	¥0	Monthly	Same day-90 days
Venture capital funds	3	1	—	—
Private equity funds	26	14	—	—
Real estate funds	4	—	—	—

Total	¥70	¥15

	Billions of yen
	September 30, 2017
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice period(3)
Hedge funds	¥35	¥0	Monthly	Same day-90 days
Venture capital funds	3	1	—	—
Private equity funds	28	13	—	—
Real estate funds	5	—	—	—

Total	¥71	¥14

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Six months ended September 30
	2016	2017
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	0	2
Loans and receivables	2	0
Collateralized agreements(3)	9	16
Other assets(2)	4	12

Total	¥15	¥30

Liabilities:
Short-term borrowings(4)	¥(8)	¥(26)
Collateralized financing(3)	1	(1)
Long-term borrowings(4)(5)	(38)	(59)
Other liabilities(6)	0	(12)

Total	¥(45)	¥(98)

	Billions of yen
	Three months ended September 30
	2016	2017
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥0
Private equity investments	0	2
Loans and receivables	0	0
Collateralized agreements(3)	6	8
Other assets(2)	4	5

Total	¥10	¥15

Liabilities:
Short-term borrowings(4)	¥(3)	¥(9)
Collateralized financing(3)	(2)	(1)
Long-term borrowings(4)(5)	(12)	(75)
Other liabilities(6)	0	(12)

Total	¥(17)	¥(97)

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2017
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,494	¥2,047	¥1,315	¥479	¥6,335

	Billions of yen
	September 30, 2017
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥3,177	¥2,441	¥1,541	¥560	¥7,719

(1)	Other than above, there were ¥544 billion and ¥488 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2017 and September 30 2017, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2017(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,537	¥2,537	¥2,537	¥—	¥—
Time deposits	208	208	—	208	—
Deposits with stock exchanges and other segregated cash	227	227	—	227	—
Loans receivable(2)	1,874	1,875	—	1,405	470
Securities purchased under agreements to resell	11,457	11,457	—	11,452	5
Securities borrowed	7,273	7,272	—	7,272	—

Total	¥23,576	¥23,576	¥2,537	¥20,564	¥475

Liabilities:
Short-term borrowings	¥543	¥543	¥—	¥473	¥70
Deposits received at banks	1,133	1,133	—	1,132	1
Securities sold under agreements to repurchase	17,096	17,096	—	17,093	3
Securities loaned	1,627	1,626	—	1,626	—
Long-term borrowings	7,195	7,218	109	6,697	412

Total	¥27,594	¥27,616	¥109	¥27,021	¥486

	Billions of yen
	September 30, 2017(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,668	¥2,668	¥2,668	¥—	¥—
Time deposits	223	223	—	223	—
Deposits with stock exchanges and other segregated cash	251	251	—	251	—
Loans receivable(2)	1,970	1,971	—	1,527	444
Securities purchased under agreements to resell	12,751	12,751	—	12,746	5
Securities borrowed	5,827	5,826	—	5,826	—

Total	¥23,690	¥23,690	¥2,668	¥20,573	¥449

Liabilities:
Short-term borrowings	¥632	¥632	¥—	¥539	¥93
Deposits received at banks	1,211	1,211	—	1,211	0
Securities sold under agreements to repurchase	17,236	17,236	—	17,233	3
Securities loaned	1,585	1,585	—	1,585	—
Long-term borrowings	7,656	7,675	27	7,188	460

Total	¥28,320	¥28,339	¥27	¥27,756	¥556

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.